Long Term Investment (Schedule of Long Term Investment) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011
Schedule of Equity Method Investments [Line Items]
Long term investments	$ 2,002	$ 2
Talent Boom Group Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	2	2
Dajie.com Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	$ 2,000